Portfolio of Investments
Columbia Select Large Cap Equity Fund, November 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.4%
Issuer	Shares	Value ($)
Communication Services 10.4%
Entertainment 1.1%
Electronic Arts, Inc.(a)	84,853	10,839,971
Interactive Media & Services 4.6%
Alphabet, Inc., Class C(a)	25,138	44,261,482
Media 3.4%
Comcast Corp., Class A	398,766	20,034,004
Discovery, Inc., Class A(a)	445,730	11,994,594
Total		32,028,598
Wireless Telecommunication Services 1.3%
T-Mobile USA, Inc.(a)	90,098	11,977,628
Total Communication Services		99,107,679
Consumer Discretionary 12.1%
Hotels, Restaurants & Leisure 1.6%
Darden Restaurants, Inc.	60,334	6,514,865
Las Vegas Sands Corp.	158,250	8,816,108
Total		15,330,973
Internet & Direct Marketing Retail 5.6%
Amazon.com, Inc.(a)	16,820	53,286,433
Multiline Retail 2.9%
Dollar Tree, Inc.(a)	106,945	11,682,672
Target Corp.	90,530	16,252,851
Total		27,935,523
Specialty Retail 2.0%
Home Depot, Inc. (The)	68,681	19,052,796
Total Consumer Discretionary		115,605,725
Consumer Staples 5.5%
Food & Staples Retailing 1.6%
Walmart, Inc.	99,702	15,233,468
Food Products 1.3%
Mondelez International, Inc., Class A	224,244	12,882,818
Household Products 1.2%
Kimberly-Clark Corp.	78,938	10,996,853
Common Stocks (continued)
Issuer	Shares	Value ($)
Tobacco 1.4%
Philip Morris International, Inc.	174,312	13,204,134
Total Consumer Staples		52,317,273
Energy 2.3%
Oil, Gas & Consumable Fuels 2.3%
Chevron Corp.	183,574	16,003,981
EOG Resources, Inc.	121,759	5,708,062
Total		21,712,043
Total Energy		21,712,043
Financials 9.8%
Banks 4.4%
Bank of America Corp.	557,644	15,703,255
JPMorgan Chase & Co.	169,979	20,037,124
Popular, Inc.	134,564	6,530,391
Total		42,270,770
Capital Markets 4.1%
Bank of New York Mellon Corp. (The)	314,800	12,314,976
BlackRock, Inc.	21,168	14,782,673
Intercontinental Exchange, Inc.	113,186	11,942,255
Total		39,039,904
Insurance 1.3%
Allstate Corp. (The)	121,311	12,416,181
Total Financials		93,726,855
Health Care 13.4%
Biotechnology 2.6%
AbbVie, Inc.	136,752	14,301,524
Alexion Pharmaceuticals, Inc.(a)	50,952	6,221,749
Exact Sciences Corp.(a)	35,638	4,314,336
Total		24,837,609
Health Care Equipment & Supplies 2.8%
Baxter International, Inc.	155,885	11,858,172
Medtronic PLC	132,622	15,079,122
Total		26,937,294
Columbia Select Large Cap Equity Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Select Large Cap Equity Fund, November 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 2.2%
Centene Corp.(a)	138,755	8,554,246
Cigna Corp.	57,539	12,033,706
Total		20,587,952
Life Sciences Tools & Services 1.1%
IQVIA Holdings, Inc.(a)	62,591	10,577,253
Pharmaceuticals 4.7%
Bristol-Myers Squibb Co.	155,913	9,728,971
Eli Lilly and Co.	91,277	13,294,495
Johnson & Johnson	152,326	22,038,526
Total		45,061,992
Total Health Care		128,002,100
Industrials 8.2%
Aerospace & Defense 1.0%
Northrop Grumman Corp.	30,284	9,153,642
Air Freight & Logistics 1.4%
United Parcel Service, Inc., Class B	80,068	13,697,233
Building Products 2.1%
Masco Corp.	171,860	9,223,726
Trane Technologies PLC	71,449	10,448,702
Total		19,672,428
Construction & Engineering 0.8%
Quanta Services, Inc.	116,187	7,940,219
Road & Rail 2.9%
Norfolk Southern Corp.	53,754	12,740,773
Union Pacific Corp.	72,969	14,891,514
Total		27,632,287
Total Industrials		78,095,809
Information Technology 29.2%
Communications Equipment 1.6%
Cisco Systems, Inc.	345,301	14,854,849
Electronic Equipment, Instruments & Components 1.1%
TE Connectivity Ltd.	91,875	10,470,994
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 4.9%
Fidelity National Information Services, Inc.	89,938	13,347,698
International Business Machines Corp.	108,144	13,357,947
MasterCard, Inc., Class A	59,033	19,865,195
Total		46,570,840
Semiconductors & Semiconductor Equipment 5.7%
Applied Materials, Inc.	172,584	14,234,728
Broadcom, Inc.	38,911	15,625,879
NVIDIA Corp.	25,958	13,915,046
NXP Semiconductors NV	68,155	10,797,115
Total		54,572,768
Software 9.6%
Adobe, Inc.(a)	31,173	14,915,345
Intuit, Inc.	36,732	12,930,399
Microsoft Corp.	257,384	55,098,193
NortonLifeLock, Inc.	497,520	9,069,790
Total		92,013,727
Technology Hardware, Storage & Peripherals 6.3%
Apple, Inc.(b)	411,579	48,998,480
HP, Inc.	487,074	10,681,533
Total		59,680,013
Total Information Technology		278,163,191
Real Estate 3.2%
Equity Real Estate Investment Trusts (REITS) 3.2%
American Homes 4 Rent, Class A	234,321	6,729,699
American Tower Corp.	52,499	12,137,769
Prologis, Inc.	117,269	11,732,763
Total		30,600,231
Total Real Estate		30,600,231
Utilities 2.3%
Multi-Utilities 2.3%
Ameren Corp.	139,227	10,829,076
DTE Energy Co.	92,893	11,686,868
Total		22,515,944
Total Utilities		22,515,944
Total Common Stocks (Cost $621,520,357)		919,846,850

2	Columbia Select Large Cap Equity Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Select Large Cap Equity Fund, November 30, 2020 (Unaudited)
Convertible Preferred Stocks 0.8%
Issuer		Shares	Value ($)
Health Care 0.8%
Health Care Equipment & Supplies 0.8%
Danaher Corp.	5.000%	5,440	7,093,325
Total Health Care			7,093,325
Total Convertible Preferred Stocks (Cost $5,443,800)			7,093,325

Money Market Funds 2.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.122%(c),(d)	26,083,477	26,080,869
Total Money Market Funds (Cost $26,080,413)		26,080,869
Total Investments in Securities (Cost: $653,044,570)		953,021,044
Other Assets & Liabilities, Net		763,818
Net Assets		953,784,862
At November 30, 2020, securities and/or cash totaling $2,738,150 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	126	12/2020	USD	22,826,160	334,249	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at November 30, 2020.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.122%
	6,034,636	275,273,510	(255,227,150)	(127)	26,080,869	1,867	38,681	26,083,477
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Select Large Cap Equity Fund | Quarterly Report 2020	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
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